Commitments and contingencies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) period	Dec. 31, 2014 USD ($)	Dec. 31, 2018 USD ($)
Line of Credit Facility [Line Items]
Reinvestment plan term	3 years
Percentage of gross sales of restaurants	5.00%
Initial royalty period	10 years
Number of subsequent payment periods | period	2
Required minimum fixed charge coverage ratio	1.50
Maximum leverage ratio	4.25
Provision for contingencies	$ 26,158,000		$ 28,509,000
Provision for contingencies, current	2,035,000		2,436,000
Provision for contingencies, noncurrent	24,123,000		26,073,000
Damage sought		$ 30,000,000
Provision related to claims covered by indemnification agreement	1,612,000		$ 3,970,000
Standby Letters of Credit
Line of Credit Facility [Line Items]
Standby letters of credit with an aggregate drawing amount	80,000,000
Amounts that have been drawn	0
Puerto Rican Franchisees Lawsuit
Line of Credit Facility [Line Items]
Damage sought	$ 66,700,000
Puerto Rico Owner Operator's Association
Line of Credit Facility [Line Items]
Damage sought		$ 31,000,000
Next Five Years
Line of Credit Facility [Line Items]
Royalty fee (as a percent)	6.00%
Subsequent period of the agreement	5 years
Last Five Years
Line of Credit Facility [Line Items]
Royalty fee (as a percent)	7.00%
Subsequent period of the agreement	5 years
Minimum
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss	$ 210,000,000
Maximum
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss	$ 227,000,000